STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
IPO [Member]
Share Price	$ 4.00	$ 8.00
Equity Issuance Cost	$ 203	$ 3,080
Secondary Public Offering [Member]
Share Price	$ 6.50	$ 16.50
Equity Issuance Cost	$ 421	$ 2,616